JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses the Funds listed on Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 343 (Amendment 344 under the Investment Company Act of 1940) filed electronically on June 26, 2014.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

  /s/ Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

July 3, 2014	JPMorgan Trust I

Appendix A

J.P. Morgan Money Markets Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Current Yield Money Market Fund